Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 16,452	€ 14,145
Property, plant and equipment	10,784	8,376
Right-of-use assets	24,750	24,932
Other assets	2,003	1,948
Non-current assets	53,989	49,401
Current assets
Inventories	8,061	1,809
Trade receivables and contract assets	14,983	16,593
Other assets	8,482	8,612
Cash and cash equivalents	17,400	41,095
Current assets	48,926	68,109
Total assets	102,915	117,510
Equity
Issued capital	2,383	2,383
Capital reserve	99,492	98,099
Retained earnings and other reserves	(60,340)	(40,622)
Non-controlling interest	(53)	(938)
Equity	41,482	58,922
Non-current liabilities
Non-current loans	567	1,578
Lease liabilities	18,948	18,069
Deferred tax liabilities	121
Government grants	9,575	9,941
Non-current liabilities	29,211	29,588
Current liabilities
Government grants	1,384	1,348
Current loans	4,367	3,688
Lease liabilities	3,411	3,635
Trade payables	8,828	8,554
Other liabilities	14,232	11,775
Current liabilities	32,222	29,000
Equity and liabilities	€ 102,915	€ 117,510